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                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                         STRATEGIC PARTNERS ANNUITY ONE

                      Supplement, dated September 28, 2001
                                       To
                      Prospectus, dated September 24, 2001

The revised date of this prospectus is September 28, 2001.